Submission	May 21, 2026
Submission [Line Items]
Central Index Key	0001812364
Registrant Name	Relay Therapeutics, Inc.
Registration File Number	333-281308
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES